Indemnification assets - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 $ / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 0	€ 0	€ (5,500,000)	€ (17,800,000)
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date	€ 7,000,000.0		€ 7,000,000.0			€ 12,000,000.0
Shares held in escrow as a result of indemnification asset (in shares) | shares	342,190		342,190			618,099
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)	€ 23.76		€ 23.76		$ 28.27	€ 20.69	$ 25.42
Release of indemnified provision			€ (5,000,000.0)
Contingent Consideration Arrangements And Indemnification Assets Recognised as of Acquisition Date, shares released from escrow | shares	275,909		275,909
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date, acquisitions	€ 2,900,000		€ 2,900,000			€ 3,400,000